Goldman Sachs US Equity Insights Fund Expense Example - Service Shares [Member] - Goldman Sachs US Equity Insights Fund - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	$ 1,161